Right of Use Assets	6 Months Ended
Jun. 30, 2022
Right of Use Assets (Details) [Line Items]
RIGHT OF USE ASSETS

9. RIGHT OF USE ASSETS

The Company has several operating leases for offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Effective January 1, 2022, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of January 1, 2022. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

On January 1, 2022, the ROU assets and related lease liabilities recognized were both RMB13,383. Total lease expense for the six months ended June 30, 2021 and 2022 amounted to RMB 2,775 and RMB 2,921, respectively.

Supplemental balance sheet information related to operating leases was as follows:

June 30, 2022
RMB
Right-of-use assets, net	11,158

Operating lease liabilities - current	4,597
Operating lease liabilities - non-current	6,210
Total operating lease liabilities	10,807

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2022:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.50 years
Weighted average discount rate	4.75%

The following is a schedule of maturities of lease liabilities as of June 30, 2022:

Twelve months ending June 30,	RMB
2023	4,979
2024	4,297
2025	2,118
Total future minimum lease payments	11,394
Less: imputed interest	587
Present value of lease liabilities	10,807